Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	49
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$36,205,942.20	0.8854474	$26,136,574.93	0.6391923	$10,069,367.27
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$69,515,942.20	0.0462465	$59,446,574.93	0.0395477	$10,069,367.27

Weighted Avg. Coupon (WAC)	3.81%		3.86%
Weighted Avg. Remaining Maturity (WARM)	13.67		12.93
Pool Receivables Balance	$93,141,484.42		$82,928,833.38
Remaining Number of Receivables	22,395		21,631

Adjusted Pool Balance	$92,233,918.19		$82,164,550.92

III. COLLECTIONS

Principal:
Principal Collections	$10,060,282.11
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$201,732.12
Total Principal Collections	$10,262,014.23

Interest:
Interest Collections	$291,092.28
Late Fees & Other Charges	$43,005.55
Interest on Repurchase Principal	$-
Total Interest Collections	$334,097.83

Collection Account Interest	$5,975.68
Reserve Account Interest	$2,286.84
Servicer Advances	$-

Total Collections	$10,604,374.58

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	49
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$10,604,374.58
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$10,604,374.58

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$77,617.90	$-	$77,617.90	$77,617.90
	Collection Account Interest					$5,975.68
	Late Fees & Other Charges					$43,005.55
Total due to Servicer						$126,599.13

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$-		$-	$-

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$51,593.47		$51,593.47	$51,593.47

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

	Available Funds Remaining:					$10,357,341.31

9.	Regular Principal Distribution Amount:					$10,069,367.27

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$10,069,367.27		$10,069,367.27
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$10,069,367.27		$10,069,367.27

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					287,974.04

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$907,566.23
Beginning Period Amount	$907,566.23
Current Period Amortization	$143,283.77
Ending Period Required Amount	$764,282.46
Ending Period Amount	$764,282.46
Next Distribution Date Required Amount	$636,311.94

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	49
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	24.63%	27.65%	27.65%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.61%	21,114	96.07%	$79,665,796.65
30 - 60 Days	1.85%	401	3.02%	$2,507,165.39
61 - 90 Days	0.48%	103	0.82%	$676,282.26
91-120 Days	0.06%	12	0.09%	$71,738.75
121 + Days	0.00%	1	0.01%	$7,850.33
Total		21,631		$82,928,833.38

Delinquent Receivables 30+ Days Past Due
Current Period	2.39%	517	3.93%	$3,263,036.73
1st Preceding Collection Period	2.14%	479	3.35%	$3,119,650.33
2nd Preceding Collection Period	2.30%	534	3.53%	$3,676,970.10
3rd Preceding Collection Period	2.19%	525	3.24%	$3,739,449.85
Four-Month Average	2.26%		3.51%

Repossession in Current Period		21		$104,662.48
Repossession Inventory		47		$56,371.88

Current Charge-Offs
Gross Principal of Charge-Offs				$152,368.93
Recoveries				$(201,732.12)
Net Loss				$(49,363.19)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.64%

Average Pool Balance for Current Period				$88,035,158.90

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.67%
1st Preceding Collection Period				-0.21%
2nd Preceding Collection Period				-0.28%
3rd Preceding Collection Period				-1.19%
Four-Month Average				-0.59%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		22	2,622	$38,121,522.64
Recoveries		26	2,443	$(24,001,563.35)
Net Loss				$14,119,959.29
Cumulative Net Loss as a % of Initial Pool Balance				0.91%

Net Loss for Receivables that have experienced a Net Loss *		13	2,183	$14,277,261.65
Average Net Loss for Receivables that have experienced a Net Loss				$6,540.20

Principal Balance of Extensions				$478,326.51
Number of Extensions				69

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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